Intangible Assets	12 Months Ended
Dec. 28, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

NOTE 6 – INTANGIBLE ASSETS

The following provides a breakdown of intangible assets as of:

	Fiscal 2019
	Tradenames	Non-Compete	Customer Relationships	Total
Intangible assets, gross	$9,458	$2,488	$22,757	$34,703
Accumulated amortization	(3,558)	(2,349)	(9,285)	(15,192)
Intangible assets, net	$5,900	$139	$13,472	$19,511

	Fiscal 2018
	Tradenames	Non-Compete	Customer Relationships	Total
Intangible assets, gross	$9,580	$2,487	$23,234	$35,301
Accumulated amortization	(2,747)	(2,259)	(7,638)	(12,644)
Intangible assets, net	$6,833	$228	$15,596	$22,657

In connection with the acquisition of Clement May and KRI, the Company recognized intangible assets of $1,194 and $7,400, respectively, representing trade names, non compete and customer relationships. These assets are being amortized on a straight-line basis over their weighted average estimated useful life of 10 years.  On June 6, 2018, the Company divested the stock of PeopleServe Inc., and PeopleServe PRS, Inc. and wrote off gross intangibles of $2,999 and accumulated amortization of $2,460.

As of December 28, 2019, estimated annual amortization expense for each of the next five fiscal years is as follows:

Fiscal year ended December	Amount
2020	$2,591
2021	2,546
2022	2,500
2023	2,500
2024	2,500
Thereafter	6,874
Total	$19,511

Amortization of intangible assets for the period ended Fiscal 2019 and Fiscal 2018 was $2,726 and $2,811, respectively. The weighted average useful life remaining of intangible assets remaining is 8 years.